RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [abstract]
Schedule of related party transactions

		Years ended December 31,
	Note	2016	2017	2018
		RMB	RMB	RMB
Sales of goods	(i)	194,179	244,211	272,789
Purchases	(ii)	118,242	165,993	192,224
Transportation and storage	(iii)	1,333	7,716	7,319
Exploration and development services	(iv)	27,201	21,210	23,489
Production related services	(v)	10,816	20,824	28,472
Ancillary and social services	(vi)	6,584	6,653	6,664
Operating lease charges for land	(vii)	10,474	8,015	7,765
Operating lease charges for buildings	(vii)	449	510	521
Other operating lease charges	(vii)	456	626	869
Agency commission income	(viii)	129	127	113
Interest income	(ix)	209	807	848
Interest expense	(x)	996	554	1,110
Net deposits (placed with)/withdrawn from related parties	(ix)	(21,770)	(7,441)	6,457
Net funds (repaid to)/obtained from related parties	(xi)	(19,318)	19,661	31,684

Notes:

(i) Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.

(ii) Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii) Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv) Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.

(v) Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management and environmental protection.

(vi) Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, property maintenance.

(vii) Operating lease charges represent the rental paid to Sinopec Group Company for operating leases in respect of land, buildings and equipment.
(viii) Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.

(ix) Interest income represents interest received from deposits placed with Sinopec Finance Company Limited and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2017 and 2018 were RMB 47,514 and RMB 41,057, respectively.

(x) Interest expense represents interest charges on the loans and advances obtained from Sinopec Group Company and fellow subsidiaries.
(xi) The Group obtained or repaid loans from or to Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2017	2018
	RMB	RMB

Trade accounts receivable and bills receivable	13,174	7,555
Prepaid expenses and other current assets	5,633	7,665
Long-term prepayments and other assets	20,726	23,482
Total	39,533	38,702

Trade accounts payable and bills payable	24,104	17,530
Contract liabilities	—	3,273
Other payables	20,990	18,160
Other long-term liabilities	10,165	12,470
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	25,311	31,665
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	43,320	42,516
Total	123,890	125,614

Schedule of key management personnel emoluments

	Years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,648	5,344	5,745
Retirement scheme contributions	499	424	351
	6,147	5,768	6,096